INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details) - Number	Mar. 31, 2016	Mar. 31, 2015
Number Of Operating Partnerships [Line Items]
Number of Operating Partnerships	39	59
Series Seven [Member]
Number Of Operating Partnerships [Line Items]
Number of Operating Partnerships	0	0
Series Nine [Member]
Number Of Operating Partnerships [Line Items]
Number of Operating Partnerships	8	9
Series Ten [Member]
Number Of Operating Partnerships [Line Items]
Number of Operating Partnerships	0	7
Series Eleven [Member]
Number Of Operating Partnerships [Line Items]
Number of Operating Partnerships	9	10
Series Twelve [Member]
Number Of Operating Partnerships [Line Items]
Number of Operating Partnerships	9	10
Series Fourteen [Member]
Number Of Operating Partnerships [Line Items]
Number of Operating Partnerships	13	23